                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/2008

Check here if Amendment [ ]; Amendment Number: ____________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Johnson Illington Advisors LLC
Address: 677 Broadway
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Dianne McKnight
Title:  Chief Compliance Officer
Phone:  518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                          Albany NY               02/12/2009
-------------------------------    ---------------------   ---------------------
[Signature]                            [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-11456
                       -------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         52

Form 13F Information Table Value Total:      81868
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28 -
02    28 -
03    28 -

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
                                                                             MARKET                            VOTING
QUANTITY     CUSIP                 ISSUER               SYMBOL    PRICE      VALUE       CLASS   DISCRETION   AUTORITY
--------   ---------   ------------------------------   ------   ------   -----------   ------   ----------   --------
  27,055   002824100   ABBOTT LABS                      ABT       53.37   $ 1,443,925   COMMON   Sole         Partial
  31,023   00817Y108   AETNA HEALTHCARE                 AET        28.5   $   884,156   COMMON   Sole         Partial
   46272   25816109    AMERICAN EXPRESS COMPANY         AXP       18.55   $   858,346   COMMON   Sole         Partial
  19,757   037411105   APACHE CORP                      APA       74.53   $ 1,472,489   COMMON   Sole         Partial
  31,640   067383109   BARD, C R INC                    BCR       84.26   $ 2,665,986   COMMON   Sole         Partial
 149,104   17275R102   CISCO SYS INC                    CSCO       16.3   $ 2,430,395   COMMON   Sole         Partial
  42,857   194162103   COLGATE PALMOLIVE CO             CL        68.54   $ 2,937,419   COMMON   Sole         Partial
  33,474   20825C104   CONOCOPHILLIPS                   COP        51.8   $ 1,733,953   COMMON   Sole         Partial
  57,567   126650100   CVS CORP                         CVS       28.74   $ 1,654,476   COMMON   Sole         Partial
  47,235   237194105   DARDEN RESTAURANTS               DRI       28.18   $ 1,331,082   COMMON   Sole         Partial
  41,205   30231G102   EXXON CORPORATION                XOM       79.83   $ 3,289,395   COMMON   Sole         Partial
  29,560   354613101   FRANKLIN RES INC                 BEN       63.78   $ 1,885,337   COMMON   Sole         Partial
  20,155   369550108   GENERAL DYNAMICS                 GD        57.59   $ 1,160,726   COMMON   Sole         Partial
  51,360   369604103   GENERAL ELECTRIC                 GE        16.20   $   832,032   COMMON   Sole         Partial
  31,151   459200101   INTERNATIONAL BUSINES            IBM       84.16   $ 2,621,668   COMMON   Sole         Partial
   64285   464287242   ISHARES IBOXX INVESTOP INVESTM   LQD      101.65   $ 6,534,570   ETF      Sole         Partial
    8685   464287457   ISHARES TR BARCLAYS 1 3 YR TRE   SHY       84.66   $   735,272   ETF      Sole         Partial
    7808   464288661   ISHARES TR BARCLAYS 3-7 YR TRE   IEI      115.56   $   902,292   ETF      Sole         Partial
    2197   464287440   ISHARES TR BARCLAYS 7 10 YR TR   IEF       98.53   $   216,470   ETF      Sole         Partial
  121297   464287226   ISHARES TR BARCLAYS US AGGREGA   AGG       104.2   $12,639,147   ETF      Sole         Partial
    4040   464287713   ISHARES TR DOW JONES US TELECO   IYZ       16.48   $    66,579   ETF      Sole         Partial
    9150   464287721   ISHARES TR DOW JONES USTECHNOL   IYW       35.33   $   323,270   ETF      Sole         Partial
     700   464288612   ISHARES TR LEHMAN INTER GOVT C   GVI      106.74   $    74,718   ETF      Sole         Partial
   23081   464287465   ISHARES TR MSCI EAFE INDEX FD    EFA       44.86   $ 1,035,414   ETF      Sole         Partial
     520   464287655   ISHARES TR RUSSELL 2000INDEX F   IWM       49.24   $    25,605   ETF      Sole         Partial
  44,633   464287804   ISHARES TR S 7 P SMALLCAP 600    IJR       43.97   $ 1,962,513   ETF      Sole         Partial
    8929   464287309   ISHARES TR S&P 500/ GROWTHINDE   IVW       44.93   $   401,180   ETF      Sole         Partial
    4903   464287408   ISHARES TR S&P 500/ VALUEINDEX   IVE       45.18   $   221,518   ETF      Sole         Partial
     265   464287606   ISHARES TR S&P MICAP400/ GROWT   IJK       55.45   $    14,694   ETF      Sole         Partial
     493   464287705   ISHARES TR S&P MIDCAP400/ VALU   IJJ       50.28   $    24,788   ETF      Sole         Partial
     255   464287887   ISHARES TR S&P SMALLCAP600/ GR   IJT       44.56   $    11,363   ETF      Sole         Partial
     400   464287879   ISHARES TR S&P SMALLCAP600/ VA   IJS       48.62   $    19,448   ETF      Sole         Partial
  23,415   478160104   JOHNSON & JOHNSON                JNJ       59.83   $ 1,400,919   COMMON   Sole         Partial

  51,265   46625H100   JP MORGAN CHASE                  JPM       31.53   $ 1,616,385   COMMON   Sole         Partial
  41,158   580645109   MCGRAW HILL COMPANIES            MHP       23.19   $   954,454   COMMON   Sole         Partial
  31,147   595635103   S&P MIDCAP SPDR                  MDY       97.16   $ 3,026,243   ETF      Sole         Partial
  144405   68389X105   ORACLE CORPORATION               ORCL      17.73   $ 2,560,301   COMMON   Sole         Partial
  30,041   713448108   PEPSICO INC                      PEP       54.77   $ 1,645,346   COMMON   Sole         Partial
  25,763   742718109   PROCTOR & GAMBLE                 PG        61.82   $ 1,592,669   COMMON   Sole         Partial
  46,272   78462F103   S&P 500 DEP RECPTS               SPY       90.24   $ 4,175,585   ETF      Sole         Partial
  84,158   81369Y886   SECTOR SPDR TR SH BEN            XLU       29.03   $ 2,443,107   ETF      Sole         Partial
  40,465   81369Y100   SECTOR SPDR TR SH BEN-BAS MAT    XLB       22.74   $   920,174   ETF      Sole         Partial
   27145   81369y308   SECTOR SPDR TR SHS BENINT CONS   XLP       23.87   $   647,951   ETF      Sole         Partial
   13440   81369y506   SECTOR SPDR TR SHS BENINT ENER   XLE       47.77   $   642,029   ETF      Sole         Partial
   24225   81369y605   SECTOR SPDR TR SHS BENINT FINA   XLF       12.52   $   303,297   ETF      Sole         Partial
    9580   81369y704   SECTOR SPDR TR SHS BENINT INDU   XLI       23.42   $   224,364   ETF      Sole         Partial
    8350   81369y407   SELECT SECTOR SPDR TRCONSUMER    XLY       21.57   $   180,110   ETF      Sole         Partial
   28150   81369y209   SELECT SECTOR SPDR TRHEALTH CA   XLV       26.55   $   747,383   ETF      Sole         Partial
  31,230   790849103   ST JUDE MEDICAL                  STJ       32.96   $ 1,029,341   COMMON   Sole         Partial
  48,640   913017109   UNITED TECHNOLOGIES C            UTX       53.60   $ 2,607,104   COMMON   Sole         Partial
  36,482   92343V104   VERIZON COMMUNICATIONS           VZ        33.90   $ 1,236,740   COMMON   Sole         Partial
  26,840   931142103   WAL MART STORES INC              WMT       56.06   $ 1,504,650   COMMON   Sole         Partial
                                                                          $81,868,377